OTHER LONG-TERM LIABILITIES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other long-term liabilities
Consideration payable for acquisitions	¥ 261,000	¥ 97,457
Asset retirement obligations	96,862	76,909
Deferred revenue - non-current (Note 4)	44,908	14,871
Deferred government grants	22,245	6,196
Payables for purchase of property and equipment		139,162
Others	114,285	14,662
Total	¥ 539,300	¥ 349,257